Employee Benefits (Details) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 01, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) plan	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Target allocation and pension plan asset allocation
Contributions made to defined benefit pension plans		$ 40	$ 4
Estimated fair value of plan assets		114	122	$ 122	$ 151	$ 114	$ 122
Reconciliation of benefit obligation:
Benefit obligation at beginning of year		249	257
Service cost		9	10	8
Interest cost		11	10	10
Actuarial losses (gains)		6	(18)
Benefits paid		(13)	(8)
Plan settlement			(2)
Benefit obligation at end of year		262	249	257
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		114	122
Actual return on plan assets		10	(4)
Employer contributions		40	4
Benefits paid		(13)	(8)
Fair value of plan assets at end of year		151	114	122
Expected future net benefit payments
2017					14
2018					15
2019					14
2020					16
2021					13
2022 - 2026					88
Agreement termination gain, before tax			1
Funded status					(111)	(135)
Components of net periodic benefit cost:
Service cost		9	10	8
Interest cost		11	10	10
Expected return on plan assets		(8)	(8)	(9)
Amortization and other		5	5	2
Agreement termination gain			(1)
Net periodic benefit cost		17	16	11
Amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive loss (AOCL) before taxes
Total accumulated other comprehensive loss					72	72
Amounts in AOCL expected to be recognized as components of net periodic benefit cost in 2017
Amounts in AOCL expected to be recognized as components of net periodic benefit cost in 2017		5
Contribution expense for multi-employer pension fund, the United Food & Commercial Workers International Union-Industry Pension Fund, which covers certain union employees under a collective bargaining agreement		$ 1	$ 1	$ 1
Maximum percentage of total contributions to multi-employer pension fund		5.00%	5.00%	5.00%
Assets exceed accumulated benefits
Target allocation and pension plan asset allocation
Contributions made to defined benefit pension plans		$ 39
Estimated fair value of plan assets		46	$ 46		87	46
Reconciliation of benefit obligation:
Benefit obligation at beginning of year		70
Service cost		4
Interest cost		3
Benefits paid		(4)
Benefit obligation at end of year		73	70
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		46
Actual return on plan assets		6
Employer contributions		39
Benefits paid		(4)
Fair value of plan assets at end of year		87	46
Expected future net benefit payments
Funded status					14
Components of net periodic benefit cost:
Service cost		4
Interest cost		3
Accumulated benefits exceed assets
Target allocation and pension plan asset allocation
Contributions made to defined benefit pension plans		1
Estimated fair value of plan assets		68	68		64	68
Reconciliation of benefit obligation:
Benefit obligation at beginning of year		179
Service cost		5
Interest cost		8
Actuarial losses (gains)		6
Benefits paid		(9)
Benefit obligation at end of year		189	179
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		68
Actual return on plan assets		4
Employer contributions		1
Benefits paid		(9)
Fair value of plan assets at end of year		64	68
Expected future net benefit payments
Funded status					$ (125)
Components of net periodic benefit cost:
Service cost		5
Interest cost		$ 8
Defined benefit pension plan
Target allocation and pension plan asset allocation
Number of defined benefit plans | plan					2
Requisite service period upon attaining age of 21 to be eligible for participation		1 year
Requisite age of employees to be eligible for participation		21 years
Contributions made to defined benefit pension plans	$ 39
Estimated fair value of plan assets		$ 114	$ 114		$ 151	114
Weighted-average assumptions
Long-term rate of increase in compensation levels (as a percent)		4.00%	4.00%	4.00%
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		$ 114
Employer contributions	$ 39
Fair value of plan assets at end of year		151	$ 114
Expected future net benefit payments
Funded status					(15)	(50)
Accumulated benefit obligation					142	143
Defined benefit pension plan | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		109	109		146	109
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		109
Fair value of plan assets at end of year		146	109
Defined benefit pension plan | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		5	5		5	5
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		5
Fair value of plan assets at end of year		5	5
Defined benefit pension plan | Foreign equity securities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		27	27		35	27
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		27
Fair value of plan assets at end of year		35	27
Defined benefit pension plan | Foreign equity securities | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		27	27		35	27
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		27
Fair value of plan assets at end of year		35	27
Defined benefit pension plan | Domestic equity securities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		64	64		76	64
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		64
Fair value of plan assets at end of year		76	64
Defined benefit pension plan | Domestic equity securities | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		64	64		76	64
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		64
Fair value of plan assets at end of year		76	64
Defined benefit pension plan | Real estate mutual fund
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		8	8		8	8
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		8
Fair value of plan assets at end of year		8	8
Defined benefit pension plan | Real estate mutual fund | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		8	8		8	8
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		8
Fair value of plan assets at end of year		8	8
Defined benefit pension plan | Fixed income mutual funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		5	5		17	5
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		5
Fair value of plan assets at end of year		17	5
Defined benefit pension plan | Fixed income mutual funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		5	5		17	5
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		5
Fair value of plan assets at end of year		17	5
Defined benefit pension plan | Commodity mutual funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		2	2		4	2
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		2
Fair value of plan assets at end of year		4	2
Defined benefit pension plan | Commodity mutual funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		2	2		4	2
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		2
Fair value of plan assets at end of year		4	2
Defined benefit pension plan | Foreign fixed income mutual funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		2	2		2	2
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		2
Fair value of plan assets at end of year		2	2
Defined benefit pension plan | Foreign fixed income mutual funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		2	2		2	2
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		2
Fair value of plan assets at end of year		2	2
Defined benefit pension plan | Money market funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		1	1		4	1
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		1
Fair value of plan assets at end of year		4	1
Defined benefit pension plan | Money market funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		1	1		4	1
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		1
Fair value of plan assets at end of year		4	1
Defined benefit pension plan | Other
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		5	5		5	5
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		5
Fair value of plan assets at end of year		5	5
Defined benefit pension plan | Other | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		5	5		$ 5	$ 5
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		5
Fair value of plan assets at end of year		$ 5	$ 5
Defined benefit pension plan | Minimum
Weighted-average assumptions
Discount rate used to determine obligations (as a percent)					2.90%	3.20%	3.15%
Discount rate used to determine net periodic benefit cost (as a percent)		3.20%	2.70%	3.55%
Expected return on plan assets (as a percent)		6.75%	6.75%	7.00%
Defined benefit pension plan | Minimum | Foreign equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)					20.00%
Defined benefit pension plan | Minimum | Fixed income
Target allocation and pension plan asset allocation
Target Allocations (as a percent)					10.00%
Defined benefit pension plan | Minimum | Alternative investments
Target allocation and pension plan asset allocation
Target Allocations (as a percent)					10.00%
Defined benefit pension plan | Minimum | Domestic equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)					40.00%
Defined benefit pension plan | Maximum
Weighted-average assumptions
Discount rate used to determine obligations (as a percent)					4.65%	4.80%	4.40%
Discount rate used to determine net periodic benefit cost (as a percent)		4.80%	4.40%	5.20%
Expected return on plan assets (as a percent)		7.00%	7.50%	8.00%
Defined benefit pension plan | Maximum | Foreign equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)					25.00%
Defined benefit pension plan | Maximum | Fixed income
Target allocation and pension plan asset allocation
Target Allocations (as a percent)					25.00%
Defined benefit pension plan | Maximum | Alternative investments
Target allocation and pension plan asset allocation
Target Allocations (as a percent)					15.00%
Defined benefit pension plan | Maximum | Domestic equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)					50.00%
Supplemental executive plans and retirement agreements
Expected future net benefit payments
Accumulated benefit obligation					$ 84	$ 73